Segment information (Details Narrative) - One customer [member]	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue percentage	84.00%	83.00%
Trade and other receivables percentage	86.00%	65.00%